                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

                  Morgan Stanley Quality Municipal Securities
               (Exact name of registrant as specified in charter)

      1221 Avenue of the Americas, New York, New York               10020
           (Address of principal executive offices)              (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE         VALUE
---------                                                                             ------    --------    -----------

            TAX-EXEMPT MUNICIPAL BONDS (142.6%)
            General Obligation (15.6%)
            California,
$  2,000       Various Purpose dtd 12/01/05                                             5.00%   03/01/27   $  2,103,520
   3,000       Various Purpose dtd 05/01/03                                             5.00    02/01/32      3,111,630
   4,000    Los Angeles, Community College District, California, 2003 Ser B
               (FSA)                                                                    5.00    08/01/27      4,185,000
   4,000    San Francisco, Laguna Honda Hospital Ser 2005 I (FSA)**                     5.00    06/15/30      4,189,260
   8,000    Honolulu City & County, Hawaii, Ser 2003A (MBIA)**                          5.25    03/01/24      8,521,680
   3,600    Chicago Park District, Illinois, Harbor Ser A (Ambac)                       5.00    01/01/27      3,773,592
   1,000    New York City, New York, 2005 Ser G                                         5.00    12/01/23      1,055,610
   2,000    Pennsylvania, First Ser 2003 (MBIA)**                                       5.00    01/01/19      2,129,860
   5,000    Metropolitan Government of Nashville & Davidson County,
               Tennessee, Refg Ser 1997                                                5.125    05/15/25      5,105,850
 -------                                                                                                   ------------
  32,600                                                                                                     34,176,002
 -------                                                                                                   ------------
            Educational Facilities Revenue (0.9%)
   1,000    San Diego County, California, Burnham Institute for Medical Research
               Ser 2006 COPs                                                            5.00    09/01/34      1,036,150
   1,000    Louisiana Public Facilities Authority, Pennington Medical Foundation
               Ser 2006                                                                 5.00    07/01/31      1,029,100
 -------                                                                                                   ------------
   2,000                                                                                                      2,065,250
 -------                                                                                                   ------------
            Electric Revenue (13.1%)
   3,890    Salt River Project Agricultural Improvement & Power District,
               Arizona, 2002 Ser B                                                      5.00    01/01/22      4,080,493
   2,590    Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)             5.25    10/01/40      2,775,366
   2,500    Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)
            Nebraska Public Power District,                                             5.00    09/01/28      2,627,825
   5,000       2003 Ser A (Ambac)                                                       5.00    01/01/35      5,228,500
   3,000       Ser 2005 C (FGIC)                                                        5.00    01/01/41      3,137,100
   2,000    North Carolina Municipal Power Agency #1, Catawba Ser 1993
               (MBIA)                                                                   5.25    01/01/20      2,134,280
   4,000    South Carolina Public Service Authority, Santee Cooper Ser 2003 A
               (Ambac)                                                                  5.00    01/01/27      4,182,800
   2,500    Intermountain Power Agency, Utah, 2003 Ser A (FSA)                          5.00    07/01/21      2,645,250
   1,755    Grant County Public Utility District #2, Washington,
               Wanapum Hydroelectric 2005 Ser A (FGIC)                                  5.00    01/01/34      1,833,642
 -------                                                                                                   ------------
  27,235                                                                                                     28,645,256
 -------                                                                                                   ------------
            Hospital Revenue (15.2%)
   3,000    California Health Facilities Financing Authority, Cedars-Sinai Medical
               Center Ser 2005                                                          5.00    11/15/34      3,097,800
   1,000    Highlands County Health Facilities Authority, Florida, Hospital
               Adventist Health/Sunbelt Ser 2006 C                                      5.25    11/15/36      1,057,570
   3,000    Indiana Health & Educational Facility Financing Authority, Clarian
               Health Ser 2006 A                                                        5.25    02/15/40      3,153,030
      60    Maine Health & Higher Educational Facilities Authority,
               Ser 1993 D (FSA)                                                         5.50    07/01/18         60,071
            Maryland Health & Higher Educational Facilities Authority,
   2,000       University of Maryland Medical Ser 2001                                  5.25    07/01/34      2,071,140
   3,000    Michigan Hospital Finance Authority, Henry Ford Health
               Refg Ser 2006 A                                                          5.25    11/15/46      3,152,340
   4,000    Missouri Health & Educational Facilities Authority,
               Barnes-Jewish/Christian Health Ser 1993 A                                5.25    05/15/14      4,283,400
   5,000    Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A                          6.00    01/01/32      5,489,650
  10,000    Fairfax County Industrial Development Authority, Virginia, Inova Health
               Refg Ser 1993 A                                                          5.25    08/15/19     10,948,800
 -------                                                                                                   ------------
  31,060                                                                                                     33,313,801
 -------                                                                                                   ------------
            Industrial Development/Pollution Control Revenue (10.1%)
  10,000    Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
               Ser 1993 (AMT) (MBIA)                                                    5.45    11/01/23     10,050,500
   4,000    Tennessee Energy Acquisition Corporation Ser 2006 A**                       5.25    09/01/19      4,396,840
   2,000    Alliance Airport Authority, Texas, Federal Express Corp
               Refg Ser 2006 (AMT)                                                      4.85    04/01/21      2,025,280
   2,000    Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)             7.70    03/01/32      2,324,080
   3,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B              5.75    05/01/30      3,177,990
 --------                                                                                                  ------------

               (AMT) (Mandatory Tender 11/01/11)

  21,000                                                                                                     21,974,690
 -------                                                                                                   ------------
            Mortgage Revenue - Single Family (1.0%)
   2,120    Alaska Housing Finance Corporation, 1997 Ser A (MBIA)                       6.00    06/01/27      2,152,309
 -------                                                                                                   ------------
            Public Facilities Revenue (5.8%)
   2,000    Jefferson County, Alabama, School Ser 2004 A                                5.50    01/01/22      2,167,700
   5,000    California Public Works Board, Mental Health 2004 Ser A                     5.00    06/01/24      5,222,650
   3,000    Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)                  5.00    08/01/29      3,115,410
   2,000    Charleston Educational Excellence Financing Corporation,
               South Carolina, Charleston County School District Ser 2005               5.25    12/01/29      2,136,020
 -------                                                                                                   ------------
  12,000                                                                                                     12,641,780
 -------                                                                                                   ------------
            Recreational Facilities Revenue (5.7%)
   1,500    Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A                5.50    09/01/36      1,580,430
   1,995    Miami-Dade County, Florida, Ser 2005 A (MBIA)                               0.00++  10/01/30      1,486,993
   2,000    District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                          5.00    02/01/31      2,104,340
   8,480    Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
               Ser 2002 A (MBIA)                                                        0.00+++ 06/15/26      5,585,946
   1,500    Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)              5.25    09/01/39      1,622,535
 -------                                                                                                   ------------
  15,475                                                                                                     12,380,244
 -------                                                                                                   ------------
            Resource Recovery Revenue (1.5%)
   3,000    Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 2003 (AMT) (Ambac)                                                   5.50    04/01/16      3,207,750
 -------                                                                                                   ------------
            Retirement & Life Care Facilities Revenue (3.4%)
   2,000    Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D          5.25    11/15/35      2,108,660
   1,000    Lee County Industrial Development Authority, Florida, Shell Point/Village
               Ser 2006                                                                5.125    11/15/36      1,016,090
   1,250    St Johns, Florida, Industrial Development Authority, Glenmoor Refg 2006
               Ser A                                                                   5.375    01/01/40      1,271,813
            Maryland Health & Higher Educational Facilities Authority,
   1,500       King Farm Presbyterian Community 2007 Ser B                              5.00    01/01/17      1,503,465
   1,500    New Jersey Economic Development Authority, Seabrook Village, Ser 2006       5.25    11/15/36      1,506,150
 -------                                                                                                   ------------
   7,250                                                                                                      7,406,178
 -------                                                                                                   ------------
            Tax Allocation Revenue (1.5%)
   3,040    Milpitas Redevelopment Agency, California, Area #1 Ser 2003
               (MBIA)                                                                   5.00    09/01/22      3,195,466
 -------                                                                                                   -------------
            Tobacco Revenue (5.7%)
   3,000    Northern Tobacco Securitization Corporation, Alaska, Asset Backed
               Ser 2006 A                                                               5.00    06/01/46      3,015,330
   2,000    Tobacco Securitization Authority of Northern California, Sacramento
               County Tobacco Securitization Corporation Ser 2005 A-1                   5.00    06/01/37      2,017,580
            Tobacco Settlement Financing Corporation, New Jersey,
   3,000       Ser 2007 1A                                                             4.625    06/01/26      2,889,870
   3,000       Ser 2007 1B                                                              0.00    06/01/41        443,130
   3,000    Nassau County Tobacco Settlement Corporation, New York,
               Ser 2006                                                                5.125    06/01/46      3,062,280
   1,000    Tobacco Settlement Financing Corporation, Virginia, Ser 2005               5.625    06/01/37      1,069,580
 -------                                                                                                   ------------
  15,000                                                                                                     12,497,770
 -------                                                                                                   ------------
            Transportation Facilities Revenue (25.1%)
            Arizona Transportation Board,
   1,000       Ser 2003                                                                 5.00    07/01/21      1,058,100
   1,000       Ser 2003                                                                 5.00    07/01/22      1,052,600
   3,150    Orange County Transportation Authority, California, Toll Road
               Refg Ser 2003 A (Ambac)                                                  5.00    08/15/18      3,354,782
   5,000    Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT)
               (FGIC)                                                                   6.00    10/01/24      5,372,850
   5,000    Atlanta, Georgia, Airport Ser 2004 C (FSA)
            Georgia Road & Tollway Authority,                                           5.00    01/01/33      5,208,800
   2,000       Ser 2001                                                                5.375    03/01/17      2,140,300
   2,000       Ser 2004                                                                 5.00    10/01/22      2,115,920
   3,000       Ser 2004                                                                 5.00    10/01/23      3,170,280
   3,000    Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                              6.625    07/01/18      3,270,720
            Chicago, Illinois,
   3,000       O'Hare Int'l Airport 3rd Lien Ser 2005 A (MBIA)                          5.25    01/01/26      3,233,310
   3,000       O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)             5.375    01/01/32      3,127,800
   3,000    Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)             5.50    01/01/15      3,320,910

   3,000    Clark County, Nevada, Airport SubLien Ser 2004 A (AMT) (FGIC)               5.50    07/01/20      3,230,370
   5,000    Metropolitan Transportation Authority, New York, Transportation
               Ser 2003 B (MBIA)                                                        5.25    11/15/22      5,371,150
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B             5.25    11/15/19      3,216,720
   1,500    Rhode Island Economic Development Corporation, Airport
               Refg Ser 2004 A (AMT) (FSA)                                              5.00    07/01/21      1,555,410
   1,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                    5.25    08/15/35      1,038,510
   4,010    Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)**         5.00    12/01/23      4,100,960
 -------                                                                                                   -------------
  51,660                                                                                                     54,939,492
 -------                                                                                                   ------------
            Water & Sewer Revenue (24.7%)
   5,000    Los Angeles Department of Water & Power, California, Water
               2004 Ser C (MBIA)                                                        5.00    07/01/23      5,283,450
   4,240    San Diego County Water Authority, California, Ser 2004 A COPs
               (FSA)                                                                    5.00    05/01/29      4,460,564
   1,200    De Kalb County, Georgia, Water & Sewer Ser A                                5.00    10/01/23      1,261,308
   3,000    Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)                    5.25    01/01/35      3,204,900
   3,000    Manchester, New Hampshire, Water Works Ser 2003 (FGIC)                      5.00    12/01/34      3,120,330
   3,000    New York City Municipal Water Finance Authority, New York,
                2005 Ser B (Ambac)                                                      5.00    06/15/28      3,162,390
   4,565    Grand Strand Water & Sewer Authority, South Carolina,
               Refg Ser 2002 (FSA)                                                     5.375    06/01/19      4,885,006
   1,000    Austin, Texas, Water & Sewer, ROLS RRII R-574
            Houston, Texas,                                                            9.194*** 05/15/27      1,151,540
   5,000       Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                              5.50    12/01/16      5,371,850
   5,000       Combined Utility First Lien Refg 2004 Ser A (MBIA)                       5.25    05/15/25      5,367,250
   4,000    Tarrant County Regional Water District, Texas,                              5.25    03/01/17      4,271,480
               Refg & Impr Ser 2002 (FSA)
   3,000    West Harris County Regional Water Authority, Texas, Water
               Ser 2005 (FSA)                                                           5.00    12/15/24      3,152,130
   4,000    Norfolk, Virginia, Water Ser 1993 (Ambac)
            Prince William County Service Authority, Virginia,                         5.375    11/01/23      4,004,600
   3,000       Water & Sewer Refg Ser 2003                                              5.00    07/01/19      3,213,600
   2,000       Water & Sewer Refg Ser 2003                                              5.00    07/01/21      2,135,040
 -------                                                                                                   ------------
  51,005                                                                                                     54,045,438
 -------                                                                                                   ------------
            Other Revenue (7.8%)
   5,000    California, Economic Recovery Ser 2004 A                                    5.00    07/01/16      5,260,400
   2,000    Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (Ambac)                                 5.00    06/01/29      2,068,380
   3,000    New Jersey Economic Development Authority, Cigarette Tax
               Ser 2004                                                                 5.75    06/15/29      3,226,650
            Tobacco Settlement Financing Corporation,
   6,000       New York, State Contingency Ser 2003 C-1                                 5.50    06/01/21      6,486,600
 -------                                                                                                   ------------
  16,000                                                                                                     17,042,030
 -------                                                                                                   ------------
            Refunded (5.5%)
   5,000    Colorado Health Facilities Authority, Catholic Health Initiatives
               Ser 2001 A                                                               5.25    09/01/11+     5,294,600
   3,300    Newark Housing Authority, New Jersey, Port Authority-Port Newark
               Marine Terminal Ser 2004 (MBIA)                                          5.00    01/01/14+     3,441,834
   3,000    Pennsylvania Public School Building Authority, Philadelphia School
               District Ser 2003 (FSA)                                                  5.00    06/01/13+     3,206,910
 -------                                                                                                   ------------
  11,300                                                                                                     11,943,344
 -------                                                                                                   ------------
 301,745    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $298,682,039)                                            311,626,800
 -------                                                                                                   ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.3%)
   2,700    Connecticut Health & Educational Facilities,
               Quinnipac University Ser F (Demand 02/01/07)                             3.65*   07/01/31      2,700,000
   2,600    Missouri State Health & Educational Facilities Authority, BJC
               Health System Ser 2005 B (Demand 02/01/07)                               3.73*   05/15/34      2,600,000
   6,850    Rutgers University, New Jersey (Demand 02/01/07)                            3.62*   05/01/18      6,850,000
   3,000    Roanoke Industrial Development Authority, Virginia, Carilion
               Health System Ser 2005 C-1(Demand 02/01/07)                              3.73*   07/01/27      3,000,000
     800    Wisconsin Health & Educational Facilities Authority, Ser A
               (Demand 02/01/07)                                                        3.76*   05/01/20        800,000
 -------                                                                                                   ------------
  15,950    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $15,950,000)                             15,950,000
 -------                                                                                                   ------------
 317,695    TOTAL INVESTMENTS (Cost $314,632,039)                                                           327,576,800
 -------                                                                                                   ------------
 (15,010)   FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-6.9%)
            Notes with interest rates ranging from 3.61% to 3.66% at January 31,
               2007 and contractual maturities of collateral ranging from 01/01/19
               to 06/15/30++++ (b)(Cost ($15,199,260))                                                      (15,199,260)
 -------                                                                                                   ------------

$302,685    TOTAL NET INVESTMENTS (Cost $299,432,779) (a)                              143.0%               312,377,540
========                                                                                                   ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES                                        1.4                  3,127,239
            PREFERRED SHARES OF BENEFICIAL INTEREST                                    (44.4)               (97,019,734)
                                                                                       -----               ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                               100.0%              $218,485,045
                                                                                       =====               ============

----------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

ROLS   Reset Option Longs.

*      Current coupon of variable rate demand obligation.

**     Underlying security related to inverse floaters entered into by the
       Trust.

***    Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,151,540 which represents 0.5 % of net assets applicable to common shareholders.

+      Prerefunded to call date shown.

++     Currently a zero coupon security; will convert to 5.00% on October 1,
       2013.

+++    Currently a zero coupon security; will convert to 5.75% on June 15, 2017.

++++   Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2007.

(a)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,999,120 and the aggregate gross unrealized depreciation is $54,359, resulting in net unrealized appreciation of
       $12,944,761.

(b)    Floating Rate Note Obligations Related to Securities Held - The Trust
       enters into transactions in which it transfers to Dealer Trusts ("Dealer
       Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The
       Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows.
       The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer
       Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of
       $23,338,600 are held by the Dealer Trust and serve as collateral for the
       $15,199,260 in floating rate note obligations outstanding at that date.
       Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of
       Investments".

Bond Insurance:

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

                        Geographic Summary of Investments
           Based on Market Value as a Percent of Total Net Investments

Alabama                                                                     0.7%
Alaska                                                                      1.6
Arizona                                                                     2.0
California                                                                 14.2
Colorado                                                                    3.3
Connecticut                                                                 1.4
District of Columbia                                                        0.7
Florida                                                                     4.3
Georgia                                                                     5.5
Hawaii                                                                      5.7
Illinois                                                                    6.1
Indiana                                                                     1.0
Kansas                                                                      0.8
Louisiana                                                                   0.3
Maine                                                                       0.0
Maryland                                                                    2.7
Michigan                                                                    1.0
Missouri                                                                    2.2
Nebraska                                                                    2.7
Nevada                                                                      1.0
New Hampshire                                                               1.0
New Jersey                                                                  5.9
New York                                                                    7.1
North Carolina                                                              0.7
Ohio                                                                        1.8
Pennsylvania                                                                1.4
Rhode Island                                                                0.5
South Carolina                                                              3.6
Tennessee                                                                   2.1
Texas                                                                       8.9
Utah                                                                        0.8
Virginia                                                                    7.8
Washington                                                                  0.9
Wisconsin                                                                   0.3
                                                                          -----
                                                                  Total   100.0%
                                                                          =====

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30,
2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30,
2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

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